Income Tax and Social Contribution - Summary of Deferred Income Tax Assets and Liabilities (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Income tax loss carry forwards	R$ 2,190,068	R$ 2,112,707
Social contribution tax loss carry forwards	801,866	772,304
Temporary differences
Foreign exchange-Loans and borrowings	789,220	548,568
Legal proceedings provision	396,577	365,997
Tax deductible goodwill		56,276
Impairment provision	241,083	250,236
Provisions for employee benefits	175,178	153,434
Allowance for doubtful accounts	30,327	25,991
Regulatory asset (liability)	59,597	65,318
Impairment of tax credit	74,900	61,324
Share-based payment transactions	5,246	1,602
Profit sharing	51,601	40,195
Interest on preferred shareholders payable in subsidiaries	155,562	218,599
Property, plant and equipment-useful life review	277,925	160,490
Contractual dispute		86,482
Other	276,095	316,176
Deferred taxes-Assets	5,525,245	5,235,699
(-) Deferred taxes assets not recognized	(2,104,742)	(1,961,325)
Business combination-property, plant and equipment	63,574	110,149
Tax deductible goodwill	(389,679)	(351,262)
Lease	(228,055)	(277,091)
Concession contract	(6,745)	(8,681)
Unrealized gains on derivatives instruments	(664,841)	(115,503)
Fair value option in loans	57,298	23,855
Income on formation of joint ventures	(1,135,036)	(1,135,036)
Business combination-Intangible asset	(3,725,546)	(3,741,522)
Other	56,201	(45,513)
Total	(5,972,829)	(5,540,604)
Total of deferred taxes recorded	(2,552,326)	(2,266,230)	R$ (2,060,563)
Deferred income tax-Assets	1,540,693	1,636,080
Deferred income tax-Liabilities	R$ (4,093,019)	R$ (3,902,310)